INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

The components of income tax expense from continuing operations for the years ended December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Current	$85,686	$17,978
Deferred	(20,228)	17,542
Total	$65,458	$35,520

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% to loss before taxes for fiscal year 2024 and 2023), as follows:

	December 31, 2024	December 31, 2023
Tax expense at the statutory rate	$82,000	$36,000
Permanent differences	7,000	9,000
Other	(24,000)	(9,000)
Change in valuation allowance	-	-
Total	$65,000	$36,000

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities as presented below:

	December 31, 2024	December 31, 2023
Deferred tax liabilities:
Depreciation of property and equipment	$23,774	$17,542
Total deferred tax liabilities	$23,774	$17,542